UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22961

Alpha Architect ETF Trust

213 Foxcroft Road
Broomall, PA 19008

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

215-882-9983

Date of fiscal year end: September 30, 2019

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS - 99.5%
Basic Chemical Manufacturing - 2.6%
33,600	Westlake Chemical Corp.	$2,223,312
Business Support Services - 2.2%
12,525	Alliance Data Systems Corp.	1,879,752
Clothing Stores - 7.8%
118,928	American Eagle Outfitters, Inc.	2,298,878
87,949	The Gap, Inc.	2,265,566
63,107	Urban Outfitters, Inc. (a)	2,095,153
		6,659,597
Communications Equipment Manufacturing - 2.5%
32,106	InterDigital, Inc.	2,132,802
Computer and Peripheral Equipment Manufacturing - 7.4%
101,898	HP, Inc.	2,084,833
56,915	Seagate Technology PLC (b)	2,196,350
54,990	Western Digital Corp.	2,032,980
		6,314,163
Computer Systems Design and Related Services - 2.6%
19,468	International Business Machines Corp.	2,212,928
Department Stores - 2.5%
72,972	Macy's, Inc.	2,173,106
Electronics and Appliance Stores - 2.4%
38,001	Best Buy Co., Inc.	2,012,533
Employment Services - 2.4%
31,260	ManpowerGroup, Inc.	2,025,648
Engine, Turbine, and Power Transmission Equipment Manufacturing - 2.5%
16,151	Cummins, Inc.	2,158,420
Footwear Manufacturing - 2.4%
88,902	Skechers U.S.A., Inc. (a)	2,034,967
Foundries - 2.5%
30,268	Reliance Steel & Aluminum Co.	2,154,174
Household Appliances and Electrical and Electronic Goods Merchant Wholesalers - 2.6%
24,662	KLA-Tencor Corp.	2,207,002
Independent Artists, Writers, and Performers - 2.3%
76,549	Viacom, Inc.	1,967,309
Industrial Machinery Manufacturing - 2.6%
66,734	Applied Materials, Inc.	2,184,871
Iron and Steel Mills and Ferroalloy Manufacturing - 4.8%
39,648	Nucor Corp.	2,054,163
68,046	Steel Dynamics, Inc.	2,044,102
		4,098,265

Motor Vehicle Body and Trailer Manufacturing - 2.2%
36,718	Thor Industries, Inc.	1,909,336
Motor Vehicle Parts Manufacturing - 7.7%
52,546	Allison Transmission Holdings, Inc.	2,307,295
62,820	BorgWarner, Inc.	2,182,367
17,361	Lear Corp.	2,132,972
		6,622,634
Nondepository Credit Intermediation - 2.5%
85,984	H&R Block, Inc.	2,181,414
Petroleum and Coal Products Manufacturing - 2.4%
40,687	Hollyfrontier Corp.	2,079,920
Pharmaceutical and Medicine Manufacturing - 2.5%
34,026	Gilead Sciences, Inc.	2,128,326
Printing and Related Support Activities - 2.3%
50,461	Deluxe Corp.	1,939,721
Professional and Commercial Equipment and Supplies Merchant Wholesalers - 2.0%
88,603	Xerox Corp.	1,750,795
Residential Building Construction - 5.6%
971	NVR, Inc. (a)	2,366,317
92,413	PulteGroup, Inc.	2,401,814
		4,768,131
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 2.5%
26,102	LyondellBasell Industries NV (1)	2,170,642
Sawmills and Wood Preservation - 2.8%
108,086	Louisiana-Pacific Corp.	2,401,671
Semiconductor and Other Electronic Component Manufacturing - 9.8%
15,793	Lam Research Corp.	2,150,533
64,191	Micron Technology, Inc. (a)	2,036,780
31,171	MKS Instruments, Inc.	2,013,958
33,434	Skyworks Solutions, Inc.	2,240,747
		8,442,018
Shoe Stores - 2.7%
43,061	Foot Locker, Inc.	2,290,845
Sporting Goods, Hobby, and Musical Instrument Stores - 2.4%
65,070	Dicks Sporting Goods, Inc.	2,030,184
	TOTAL COMMON STOCKS (Cost $104,900,924)	$85,154,486

	TOTAL INVESTMENTS (Cost $104,900,924) - 99.5%	$85,154,486
	Other Assets in Excess of Liabilities - 0.5%	445,254
	TOTAL NET ASSETS - 100.0%	$85,599,740

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.
(b) Foreign Issue Security.

Alpha Architect International Quantitative Value ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS - 99.9%
Australia - 6.5%
193,996	BlueScope Steel Ltd.	$497,585
489,750	Qantas Airways Ltd.	1,997,290
562,709	Whitehaven Coal Ltd.	1,712,205
		5,207,080
Austria - 1.9%
35,039	OMV AG	1,535,583
France - 6.2%
19,271	Cie Generale des Etablissements Michelin	1,914,316
38,470	Faurecia SA	1,457,628
26,178	Renault SA	1,636,144
		5,008,088
Germany - 4.3%
29,499	Covestro AG	1,459,419
88,869	Deutsche Lufthansa AG	2,005,889
		3,465,308
Italy - 2.2%
112,166	Eni SpA	1,766,815
Japan - 56.6%
93,077	Advantest Corp.	1,905,614
108,128	Brother Industries Ltd.	1,609,021
156,286	Haseko Corp.	1,646,917
63,773	Hitachi Ltd.	1,708,003
176,643	Inpex Corp.	1,582,140
147,032	Isuzu Motors Ltd.	2,077,269
301,136	JXTG Holdings, Inc.	1,584,464
146,931	Kajima Corp.	1,981,333
117,536	Kinden Corp.	1,904,511
184,712	Mazda Motor Corp.	1,912,760
171,822	Nexon Co., Ltd. (a)	2,215,086
88,500	NGK Spark Plug Co., Ltd.	1,769,919
113,063	Nikon Corp.	1,686,584
53,088	Nippon Telegraph & Telephone Corp.	2,170,890
34,525	Nitto Denko Corp.	1,746,016
202,178	NSK Ltd.	1,750,531
260,903	Rakuten, Inc.	1,751,969
77,367	Subaru Corp.	1,665,856
63,319	Sumitomo Heavy Industries Ltd.	1,891,973
42,276	Suzuki Motor Corp.	2,147,260
43,689	Taisei Corp.	1,875,432
84,467	THK Co., Ltd.	1,589,078
14,252	Tokyo Electron Ltd.	1,627,332
145,630	Tosoh Corp.	1,902,670
98,324	Yamaha Motor Co., Ltd.	1,936,787
		45,639,415
Norway - 2.0%
76,759	Equinor ASA	1,631,234
Sweden - 4.6%
84,698	Boliden AB	1,834,640
121,393	SKF AB	1,841,519
		3,676,159
United Kingdom - 15.6%
88,035	Anglo American PLC	1,961,196
281,319	Barratt Developments PLC	1,659,458
41,586	Berkeley Group Holdings PLC	1,844,061
270,988	Inchcape PLC	1,904,888
246,026	International Consolidated Airlines Group SA	1,937,953
269,167	Redrow PLC	1,685,896
914,677	Taylor Wimpey PLC	1,588,467
		12,581,919
	TOTAL COMMON STOCKS (Cost $94,977,384)	$80,511,601

	TOTAL INVESTMENTS (Cost $94,977,384) - 99.9%	$80,511,601
	Other Assets in Excess of Liabilities - 0.1%	78,740
	TOTAL NET ASSETS - 100.0%	$80,590,341

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS - 99.4%
Aerospace Product and Parts Manufacturing - 2.0%
15,181	HEICO Corp.	$1,176,224
Apparel, Piece Goods, and Notions Merchant Wholesalers - 1.9%
10,917	Ralph Lauren Corp.	1,129,473
Automotive Parts, Accessories, and Tire Stores - 3.8%
6,869	Advance Auto Parts, Inc.	1,081,593
3,488	O'Reilly Automotive, Inc. (a)	1,201,023
		2,282,616
Beverage Manufacturing - 2.0%
47,264	Keurig Dr Pepper, Inc.	1,211,849
Clothing Stores - 5.8%
59,238	American Eagle Outfitters, Inc.	1,145,070
23,252	Nordstrom, Inc.	1,083,776
26,967	The TJX Cos Inc.	1,206,503
		3,435,349
Computer and Peripheral Equipment Manufacturing - 1.8%
18,804	Square, Inc. (a)	1,054,716
Computer Systems Design and Related Services - 4.7%
20,059	GoDaddy, Inc. (a)	1,316,272
23,007	Okta, Inc. (a)	1,467,847
		2,784,119
Cut and Sew Apparel Manufacturing - 2.1%
10,038	Lululemon Athletica, Inc. (a)	1,220,721
Data Processing, Hosting, and Related Services - 4.2%
32,325	Match Group, Inc.	1,382,540
8,023	WEX, Inc. (a)	1,123,702
		2,506,242
Department Stores - 3.8%
18,069	Kohl's Corp.	1,198,698
36,399	Macy's, Inc.	1,083,962
		2,282,660
Depository Credit Intermediation - 1.8%
22,999	Popular, Inc. (b)	1,086,013
Electronic Shopping and Mail-Order Houses - 2.0%
780	Amazon.com, Inc. (a)	1,171,537
Employment Services - 1.7%
20,839	Teladoc Health, Inc. (a)	1,032,989
Footwear Manufacturing - 2.1%
9,653	Deckers Outdoor Corp. (a)	1,235,101
Fruit and Vegetable Preserving and Specialty Food Manufacturing - 2.0%
15,889	Lamb Weston Holdings, Inc.	1,168,795
Household Appliance Manufacturing - 1.9%
8,742	Helen of Troy Ltd. (a)(b)	1,146,775
Insurance Carriers - 3.9%
9,693	Molina Healthcare, Inc. (a)	1,126,521
5,069	WellCare Health Plans, Inc. (a)	1,196,740
		2,323,261

Management of Companies and Enterprises - 2.0%
80,868	AES Corp/VA	1,169,351
Management, Scientific, and Technical Consulting Services - 2.0%
12,721	Insperity, Inc.	1,187,632
Medical Equipment and Supplies Manufacturing - 5.6%
24,234	Globus Medical, Inc. (a)	1,048,848
12,003	Haemonetics Corp. (a)	1,200,900
8,666	Inogen, Inc. (a)	1,076,057
		3,325,805
Motion Picture and Video Industries - 2.4%
18,962	World Wrestling Entertainment, Inc.	1,416,841
Oil and Gas Extraction - 1.6%
42,176	Whiting Petroleum Corp. (a)	956,973
Other Ambulatory Health Care Services - 2.0%
31,636	Premier, Inc. (a)	1,181,605
Other Chemical Product and Preparation Manufacturing - 2.3%
7,345	WD-40 Co.	1,346,045
Other Financial Investment Activities - 2.1%
47,600	Virtu Financial, Inc.	1,226,176
Other Food Manufacturing - 2.0%
8,394	McCormick & Co., Inc/MD	1,168,780
Other General Merchandise Stores - 2.1%
12,155	Five Below, Inc. (a)	1,243,700
Other Miscellaneous Store Retailers - 1.6%
14,210	Ollie's Bargain Outlet Holdings, Inc. (a)	945,107
Petroleum and Coal Products Manufacturing - 1.8%
20,493	Hollyfrontier Corp.	1,047,602
Professional and Commercial Equipment and Supplies Merchant Wholesalers - 2.1%
10,178	Paycom Software, Inc. (a)	1,246,296
Restaurants and Other Eating Places - 5.9%
2,613	Chipotle Mexican Grill, Inc. (a)	1,128,267
4,598	Domino's Pizza, Inc.	1,140,258
13,465	Wayfair, Inc. (a)	1,212,927
		3,481,452
Scheduled Air Transportation - 1.9%
13,218	United Continental Holdings, Inc. (a)	1,106,743
Software Publishers - 14.8%
23,366	Bottomline Technologies DE, Inc. (a)	1,121,568
21,359	Coupa Software, Inc. (a)	1,342,627
17,424	Fortinet, Inc. (a)	1,227,172
10,180	HubSpot, Inc. (a)	1,279,931
7,190	IAC/InterActiveCorp (a)	1,316,058
14,291	Twilio, Inc. (a)	1,276,186
5,012	The Ultimate Software Group Inc. (a)	1,227,289
		8,790,831
	TOTAL COMMON STOCKS (Cost $65,139,877)	$59,089,379

	TOTAL INVESTMENTS (Cost $65,139,877) - 99.4%	$59,089,379
	Other Assets in Excess of Liabilities - 0.6%	356,358
	TOTAL NET ASSETS - 100.0%	$59,445,737

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.
(b) Foreign Issue Security.

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS - 99.9%
Australia - 10.6%
121,042	Afterpay Touch Group Ltd. (a)	$1,057,172
1,035,265	Beach Energy Ltd.	980,758
53,740	BHP Group Ltd. (a)	1,295,665
194,686	Coca-Cola Amatil Ltd.	1,123,070
64,969	Washington H Soul Pattinson & Co., Ltd.	1,138,988
		5,595,653
Austria - 2.5%
30,170	Verbund AG	1,287,287
Belgium - 2.3%
6,212	Sofina SA	1,180,066
Cayman Islands - 2.1%
1,238,312	China Resources Cement Holdings Ltd.	1,114,884
Denmark - 4.9%
13,580	Coloplast A/S	1,260,784
34,826	GN Store Nord A/S	1,300,263
		2,561,047
Finland - 4.9%
31,806	Amer Sports OYJ	1,398,270
21,342	Kesko OYJ	1,151,718
		2,549,988
France - 2.2%
11,649	Sartorius Stedim Biotech	1,165,848
Germany - 4.6%
53,121	TAG Immobilien AG	1,211,791
7,897	Wirecard AG	1,201,574
		2,413,365
Hong Kong - 3.8%
1,062,163	Kunlun Energy Co., Ltd.	1,125,848
1,196,666	SSY Group Ltd.	886,362
		2,012,210
Israel - 2.2%
10,651	Nice Ltd. (a)	1,145,655
Japan - 42.1%
46,100	Alfresa Holdings Corp.	1,178,945
81,000	Astellas Pharma, Inc.	1,035,733
63,500	Capcom Co., Ltd.	1,258,355
8,700	FamilyMart UNY Holdings Co., Ltd.	1,104,120
46,600	Fancl Corp.	1,193,433
20,200	GMO Payment Gateway, Inc.	862,515
81,800	Hakuhodo DY Holdings, Inc.	1,175,448
29,700	Keihan Holdings Co., Ltd.	1,212,604
22,500	Keio Corp.	1,311,756
22,100	Kikkoman Corp.	1,191,652
57,400	Marui Group Co., Ltd.	1,117,050
109,400	Matsui Securities Co., Ltd.	1,152,840
44,300	MonotaRO Co., Ltd.	1,098,558
151,600	Rengo Co., Ltd.	1,200,573
37,300	Sumitomo Dainippon Pharma Co., Ltd.	1,189,394
10,700	Taisho Pharmaceutical Holdings Co., Ltd.	1,076,785
49,500	Takara Bio, Inc.	1,154,797
30,900	Toho Gas Co., Ltd.	1,306,706
19,500	Workman Co., Ltd.	1,300,534
		22,121,798
Norway - 6.4%
20,995	Aker ASA	1,121,805
146,561	Leroy Seafood Group ASA	1,117,705
22,436	Salmar ASA	1,110,577
		3,350,087
Singapore - 2.3%
160,466	BOC Aviation Ltd.	1,187,536
United Kingdom - 9.0%
37,645	AVEVA Group PLC	1,161,172
101,815	Pearson PLC	1,217,793
64,957	Plus500 Ltd.	1,134,280
331,907	QinetiQ Group PLC	1,211,611
		4,724,856
	TOTAL COMMON STOCKS (Cost $56,882,403)	$52,410,280

	TOTAL INVESTMENTS (Cost $56,882,403) - 99.9%	$52,410,280
	Other Assets in Excess of Liabilities - 0.1%	29,530
	TOTAL NET ASSETS - 100.0%	$52,439,810

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.

Alpha Architect Value Momentum Trend ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Shares		Value
INVESTMENT COMPANIES -95.0%

999,179	Alpha Architect International Quantitative Momentum ETF (a)(b)	$23,185,249
973,671	Alpha Architect International Quantitative Value ETF (a)(b)	24,322,302
932,638	Alpha Architect U.S. Quantitative Momentum ETF (a)(b)	23,530,457
840,832	Alpha Architect U.S. Quantitative Value ETF (a)(b)	21,052,499
	TOTAL INVESTMENT COMPANIES (Cost $111,912,768)	92,090,507

	TOTAL INVESTMENTS - 95.0% (Cost $111,912,768)	$92,090,507
	TOTAL SECURITIES SOLD SHORT - (49.6)% (Proceeds $53,142,765)	$(48,074,575)
	Other Assets in Excess of Liabilities - 54.6%	52,898,538
	TOTAL NET ASSETS - 100.0%	$96,914,470

Percentages are stated as a percent of net assets.

(a) Affiliated Fund.
(b) All or a portion of these securities have been segregated as collateral for broker agreements. Total value of securities segregated amounted to $51,965,097.

Schedule of Securities Sold Short
December 31, 2018 (Unaudited)
Shares		Value
INVESTMENT COMPANIES - 49.6%
817,873	ISHARES TR MSCI EAFE ETF	$48,074,575
	TOTAL INVESTMENT COMPANIES (Proceeds 53,142,765)	48,074,575
	TOTAL SECURITIES SOLD SHORT - 49.6% (Proceeds $53,142,765)	$48,074,575

Affiliated Underlying Funds

Information regarding the Alpha Architect Value Momentum Trend ETF’s purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds for the period September 30, 2018, through December 31, 2018, is as follows:

	Value, beginning of period	Purchases	Proceeds from Sales	Net Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Value, end of period	Dividend Income	Capital Gain Distributions

Alpha Architect U.S. Quantitative Value ETF	$ 29,345,942	$ 1,057,897	$ (4,188,999)	$ 416,346	$ (5,578,687)	$ 21,052,499	$ 145,604	$ -
Alpha Architect International Quantitative Value ETF	33,678,558	1,214,731	(4,685,982)	(302,345)	(5,582,660)	24,322,302	206,566	-
Alpha Architect U.S. Quantitative Momentum ETF	35,830,084	1,194,415	(4,642,686)	406,823	(9,258,179)	23,530,457	11,541	-
Alpha Architect International Quantitative Momentum ETF	32,100,326	1,163,860	(4,384,920)	(119,754)	(5,574,263)	23,185,249	80,790	-
	$ 130,954,910	$ 4,630,903	$ (17,902,587)	$ 401,070	$ (25,993,789)	$ 92,090,507	$ 444,501	$ -

	Shares,			Shares,
	beginning	# of Shares	# of Shares	end
	of period	Purchased	Sold	of period

Alpha Architect U.S. Quantitative Value ETF	946,338	42,364	(147,870)	840,832
Alpha Architect International Quantitative Value ETF	1,096,450	49,024	(171,803)	973,671
Alpha Architect U.S. Quantitative Momentum ETF	1,053,826	47,900	(169,088)	932,638
Alpha Architect International Quantitative Momentum ETF	1,125,419	50,188	(176,428)	999,179

The unaudited cost basis of investments for federal income tax purposes at December 31, 2018 (unaudited) was as follows*:

Cost of Investments - Assets
	Alpha Architect	Alpha Architect
	U.S. Quantitative	International Quantitative
	Value ETF	Value ETF
Cost of investments	$104,900,924	$94,977,384
Gross unrealized appreciation	$274,984	$2,117,391
Gross unrealized depreciation	$(20,021,422)	$(16,583,174)
Net unrealized appreciation/(depreciation)	$(19,746,438)	$(14,465,783)

	Alpha Architect	Alpha Architect
	U.S. Quantitative	International Quantitative
	Momentum ETF	Momentum ETF
Cost of investments	$65,139,877	$56,882,403
Gross unrealized appreciation	$774,663	$1,682,118
Gross unrealized depreciation	$(6,825,161)	$(6,154,241)
Net unrealized appreciation/(depreciation)	$(6,050,498)	$(4,472,123)

	Alpha Architect
	Value Momentum
	Trend ETF
Cost of investments	$111,912,768
Gross unrealized appreciation	$-
Gross unrealized depreciation	$(19,822,261)
Net unrealized appreciation/(depreciation)	$(19,822,261)

The unaudited cost basis of securities sold short for federal income tax purposes at December 31, 2018 (unaudited) was as follows*:

Cost of Investments - Liabilities
Alpha Architect
Value Momentum
Trend ETF
Proceeds of Securities Sold Short	$(53,142,765)
Gross unrealized appreciation	$5,068,190
Gross unrealized depreciation	$-
Net unrealized appreciation/(depreciation)	$5,068,190

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above tables do not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of December 31, 2018:

	Alpha Architect U.S. Quantitative Value ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$85,154,486	$-	$-	$85,154,486
Total Investments in Securites	$85,154,486	$-	$-	$85,154,486

	Alpha Architect International Quantitative Value ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$80,511,601	$-	$-	$80,511,601
Total Investments in Securites	$80,511,601	$-	$-	$80,511,601

	Alpha Architect U.S. Quantitative Momentum ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$59,089,379	$-	$-	$59,089,379
Total Investments in Securites	$59,089,379	$-	$-	$59,089,379

	Alpha Architect International Quantitative Momentum ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$52,410,280	$-	$-	$52,410,280
Total Investments in Securites	$52,410,280	$-	$-	$52,410,280

	Alpha Architect Value Momentum Trend ETF
Assets	Level 1	Level 2	Level 3	Total
Investment Companies-Equity*	$92,090,507	$-	$-	$92,090,507
Total Investments in Securites	$92,090,507	$-	$-	$92,090,507

	Alpha Architect Value Momentum Trend ETF
Liabilities	Level 1	Level 2	Level 3	Total
Investment Companies-Equity*	$48,074,575	$-	$-	$48,074,575
Total Investments in Securites	$48,074,575	$-	$-	$48,074,575

* For further detail on each asset class, see the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alpha Architect ETF Trust

By (Signature and Title) /s/ Wesley R. Gray
                                        Wesley R. Gray, Principal Executive Officer, President

Date     February 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Wesley R. Gray
                                        Wesley R. Gray, Principal Executive Officer, President

Date     February 15, 2019

By (Signature and Title) /s/ John R. Vogel
                                       John R. Vogel, Principal Financial Officer, Treasurer

Date     February 15, 2019